NON-CONTROLLING INTERESTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Non-controlling interests
Net income (loss) attributable to non-controlling interests (Note 23)	$ 681	$ 146	$ 37
Non-Controlling Interests	$ 10,768	9,455
Common Class A | Texas Wind Farms
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%
Common Class B | Texas Wind Farms
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%
Columbia Gas and Columbia Gulf
Non-controlling interests
Noncontrolling Interests Ownership	40.00%
Net income (loss) attributable to non-controlling interests (Note 23)	$ 571	143	0
Non-Controlling Interests	$ 9,844	9,167
Portland Natural Gas Transmission System
Non-controlling interests
Noncontrolling Interests Ownership	0.00%
Net income (loss) attributable to non-controlling interests (Note 23)	$ 30	41	37
Non-Controlling Interests	$ 0	106
Texas Wind Farms
Non-controlling interests
Noncontrolling Interests Ownership	100.00%
Net income (loss) attributable to non-controlling interests (Note 23)	$ (29)	(38)	0
Non-Controlling Interests	$ 168	182
TGNH
Non-controlling interests
Noncontrolling Interests Ownership	13.01%
Net income (loss) attributable to non-controlling interests (Note 23)	$ 109	0	$ 0
Non-Controlling Interests	$ 756	$ 0